Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade And Other Receivables
Schedule of Trade and Other Receivables
	As at
	March 31, 2019	March 31, 2018
Trade accounts receivables at fair value(*)
Trade accounts receivables	$156,026	—
Credit impairment (loss)	(26,133)	—
Fair Value gain/(loss)	(4,664)	—
Trade accounts receivables net	125,229	—

Trade accounts receivables at amortised cost
Trade accounts receivables	$86,331	$235,191
Credit impairment (loss)	(15,202)	(10,193)
Trade accounts receivables net	71,129	224,998

Total Trade accounts receivables	$196,358	$224,998

Balance with statutory authorities	7,672	5,759
Accrued interest	2,188	843
Advance to content vendor	3,462	10,761
Derivative asset	—	282
Prepaid charges	1,790	2,700
Unbilled revenues	1,717	5,592
Other receivables	2,023	3,288
Trade and other receivables	$215,210	$254,223

Current	205,145	245,079
Non-current	10,065	9,144
	$215,210	$254,223

(*) Business model is achieved both by collecting contractual cash flows and de-recognition of financial assets arising on assignment and novation transaction.

Schedule of Age of Financial Assets Past Due but not Impaired
	As At March 31
	2019	2018
	(in thousands)
Not more than three months	44,687	40,249
More than three months but not more than six months	15,948	21,102
More than six months but not more than one year	15,310	15,813
More than one year	8,796	37,752
	$84,741	$114,916

Schedule of Movement in Trade and Other Receivables for Expected Credit Losses
	Year ended
	March 31, 2019
	Trade Receivables	Other Receivables	Total Receivables
Balance at the beginning of the period	$10,193	$—	$10,193
Impact of adoption of IFRS 9	18,050	447	18,497
Balance as on April 1, 2018	28,243	447	28,690
Charged to operations**	60,208	7,284	67,492
Unwinding of expected credit loss (included in finance income)***	(13,227)	—	(13,227)
Reversal of expected credit loss (included in other gains/(losses))	(20,698)	—	(20,698)
Translation adjustment	(160)	—	(160)
Bad debts	(13,031)	(7,284)	(20,315)
Balance at the end of the period	$41,335	$447	$41,782

**of the above, the incremental impact on account of adoption of IFRS 15 and IFRS 9 is $24,273 and $10,673 respectively, in addition to $10,194 and $22,352 reported under earlier adopted standards i.e. IAS 18 and IAS 39 respectively.

*** of the above, the incremental impact on account of adoption of IFRS 9 is $2,209, in addition to $11,018 reported under earlier adopted standard i.e. IAS 39.

	Year ended
	March 31, 2018
	Trade Receivables	Other Receivables	Total Receivables
Balance at the beginning of the period	$163	$—	$163
Charged to operations	13,734	—	13,734
Unwinding of expected credit loss (included in finance income)	(932)	—	(932)
Bad debts	(2,772)	—	(2,772)
Balance at the end of the period	$10,193	$—	$10,193